CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 1,569	$ 283
Restricted cash	0	15,327
Accounts receivable, net	2,258	10,398
Prepaid concession fees, net	628	0
Other current assets, net	31,534	32,600
Cryptocurrency, less impairment	659	0
Amount due from related parties	0	27
Total current assets	36,648	58,635
Property and equipment, net	19,302	12,883
Long-term investments, net	39,554	42,495
Long-term deposits, net	513	382
Right-of-use assets	18	683
TOTAL ASSETS	96,035	115,078
Current liabilities:
Short-term loan	15,174	5,670
Accounts payable	18,365	22,211
Accrued expenses and other current liabilities	9,695	24,402
Deferred revenue	3,428	2,589
Consideration received from buyer	31,384	30,651
Payable for earnout commitment	23,939	23,380
Amounts due to related parties	0	1,531
Income tax payable	2,963	2,392
Lease liability, current	8	1,002
Total current liabilities	104,956	113,828
Non-current liabilities:
Long-term loan	0	2,605
Lease liability, non-current	13	3
Total liabilities	104,969	116,436
Equity
Ordinary shares ($0.001 par value; 900,000,000 shares authorized; 151,573,363 and 179,986,169 shares issued as of December 31, 2020 and 2021, respectively; 149,541,085 and 178,993,449 shares outstanding as of December 31, 2020 and 2021, respectively)	181	152
Additional paid-in capital	298,685	288,879
Treasury stock (2,032,278 and 992,720 shares as of December 31, 2020 and 2021, respectively)	(1,148)	(2,351)
Accumulated deficits	(304,904)	(286,365)
Accumulated other comprehensive income	31,685	31,308
Total AirNet Technology Inc.'s shareholders' equity	24,499	31,623
Non-controlling interests	(33,433)	(32,981)
Total deficit	(8,934)	(1,358)
TOTAL LIABILITIES AND DEFICIT	$ 96,035	$ 115,078